Investment Properties - Summary of Investment Properties Provided as Collateral (Detail) - Land and buildings [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deposits 1 [member]
Disclosure of detailed information about investment property [line items]
Carrying amount	₩ 790,414	₩ 854,874
Secured amount	₩ 62,968	₩ 62,896
Related account	Deposits	Deposits
Related amount	₩ 56,247	₩ 56,831
Borrowings [member]
Disclosure of detailed information about investment property [line items]
Carrying amount	2,861	1,915
Secured amount	₩ 3,434	₩ 3,044
Related account	Borrowings	Borrowings
Related amount	₩ 2,928	₩ 1,903